Fair Value of Derivative Instruments in Consolidated Balance Sheet (Detail) (Foreign Exchange Contract, JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative assets designated as Hedging Instrument	¥ 44	¥ 443
Derivative assets not designated as Hedging Instrument	210	388
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities designated as hedging instruments	2,267	4,472
Derivatives liabilities not designated as hedging instruments	¥ 12,678	¥ 21,021